Annual Fund Operating Expenses - Pioneer Fundamental Growth Fund	Aug. 01, 2021
A
Operating Expenses:
Management Fees	0.61%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.04%
C
Operating Expenses:
Management Fees	0.61%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.72%
K
Operating Expenses:
Management Fees	0.61%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.65%
R
Operating Expenses:
Management Fees	0.61%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	1.39%
Y
Operating Expenses:
Management Fees	0.61%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.76%